Taxes on Income - Income before taxes on income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic operations					$ 276	$ 225	$ 184
Foreign operations					50	59	40
Income before provision for income taxes	$ 66	$ 100	$ 219	$ 273	$ 326	$ 284	$ 224